GOING CONCERN	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
GOING CONCERN
GOING CONCERN

NOTE 3 – GOING CONCERN

As reflected in the accompanying condensed consolidated financial statements, the Company only began generating revenue with the TAG transaction on September 17, 2024 and has an accumulated deficit of $2,631,517 at December 31, 2024. The Company generated consolidated net income after non-controlling interest of $7,292,314 for the three-month period ended December 31, 2024, but until the Company can demonstrate the ability to consistently generate net income and cash flows sufficient to support operating activities, substantial doubt about our ability to continue as a going concern will remain.

The financial statements have been prepared assuming that the Company will continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 3 – GOING CONCERN

As reflected in the accompanying consolidated financial statements, the Company only began generating revenue with the TAG transaction on September 17, 2024 (see Note 4 – Merger Transaction) and has an accumulated deficit of $9,950,869 at September 30, 2024. Further, the Company had a net loss of $20,426 and $399,918 for the years ended September 30, 2024 and 2023, respectively. These factors raise substantial doubt about our ability to continue as a going concern.

The financial statements have been prepared assuming that the Company will continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.